Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Payables [Abstract]
Schedule of accrued liabilities and other payables
	December 31, 2021	December 31, 2022
Payable to merchants of Cheers e-Mall	70	1
Co-invest online series production fund	331	467
Payroll payables	1,462	1,444
Other payables	388	720
	$2,251	$2,632